FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedue of Assets and Liabilities Carried At Fair Value on Recurring Basis

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, on the consolidated balance sheet:

	December 31,
	2018	2019
	(U.S. $ in thousands)
	Level 2	Level 2
Assets:
Foreign currency exchange derivative instruments	$90	$81
Liabilities:
Foreign currency exchange derivative instruments	388	7
	$(298)	$74